Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

20.Cash and cash equivalents

	2025	2024
	$'m	$'m

Cash and cash equivalents as presented in the consolidated statement of financial position(a)	825.7	578.0
Cash and cash equivalents classified as held for sale (note 32)	27.6	—
Cash and cash equivalents as presented in the consolidated statement of cash flows	853.3	578.0
(a)	Includes $653.0 million (2024: $175.0 million) of fixed term bank deposits with maturities of less than three months.

The credit ratings of the Group’s principal banking partners as of December 31, 2025, and 2024, based on publicly reported Fitch ratings, are as follows. The Group regularly monitors its credit risk with banking partners and did not incur any losses during 2025 and 2024 as a result of bank failures.

	2025	2024
	$’m	$'m
Cash and cash equivalents
AAA (F1+)	51.8	16.7
A (F1)	476.0	282.3
BBB+	—	0.2
BBB-	104.9	55.9
B	215.7	200.3
C/not rated	4.9	22.6
	853.3	578.0